Fresh-Start Reporting - Secured Term Loan Facility (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 28, 2014	Dec. 31, 2012
Fresh-Start Adjustment [Line Items]
Current portion of term loan	$ 26,479	$ 4,088
Debt Discount of 1%	(7,117)
Current portion of term loan	(26,479)	(4,088)
Non-current portion of term loan	$ 3,452,544	$ 3,490,897
Term Loan Facility | Exit Financing Facilities
Fresh-Start Adjustment [Line Items]
Issuance of term loan			$ 1,100,000
Debt Discount of 1%			$ (11,000)
Unamortized discount, percentage of principal amount			1.00%
Term Loan Facility | Exit Financing Facilities | Successor
Fresh-Start Adjustment [Line Items]
Portion due within one year			$ 8,250
Current portion of debt discount			(1,407)
Current portion of term loan			6,843
Issuance of term loan			1,100,000
Debt Discount of 1%			(11,000)
Current portion of term loan			(6,843)
Non-current portion of term loan			$ 1,082,157